UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos           New York, New York              May 10, 2006
----------------------          --------------------        --------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      27

Form 13F Information Table Value Total: $682,035
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F    File Number                 Name

1)      028-11651                   Hoplite Partners, L.P.
2)      028-11652                   Hoplite Offshore Fund, Ltd.


                                                              FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7     COLUMN 8

                                TITLE                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MGRS  SOLE   SHARED    NONE
--------------                  --------         -----       --------   -------   --- ----   ----------  ----  ----   ------    ----
ADVANCE AUTO PARTS INC               COM         00751Y106   15,415       370,200  SH         SHARED      1,2           370,200
BRISTOW GROUP INC                    COM         110394103   24,535       794,000  SH         SHARED      1,2           794,000
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH   112585104   32,386       588,200  SH         SHARED      1,2           588,200
CENTEX CORP                          COM         152312104   24,412       393,800  SH         SHARED      1,2           393,800
COMPTON PETE CORP                    COM         204940100   65,067     5,067,500  SH         SHARED      1,2         5,067,500
DST SYS INC DEL                      COM         233326107   56,642       977,600  SH         SHARED      1,2           977,600
DOLLAR GEN CORP                      COM         256669102   21,552     1,219,700  SH         SHARED      1,2         1,219,700
DOWNEY FINL CORP                     COM         261018105   20,863       310,000  SH         SHARED      1,2           310,000
DUN & BRADSTREET CORP DEL NE         COM         26483E100   55,493       723,690  SH         SHARED      1,2           723,690
EMBRAER EMPRESSA BRASILEIRA D   SP ADR PFD SHS   29081M102   21,778       591,000  SH         SHARED      1,2           591,000
FAMILY DLR STORES INC                COM         307000109   11,050       415,400  SH         SHARED      1,2           415,400
FIDELITY NATL INFORMATION SV         COM         31620M106   32,765       808,026  SH         SHARED      1,2           808,026
FIRST ADVANTAGE CORP                 CL A        31845F100    1,209        50,000  SH         SHARED      1,2            50,000
FIRST MARBLEHEAD CORP                COM         320771108    9,731       225,000  SH  PUT    SHARED      1,2           225,000
INTERCONTINENTALEXCHANGE INC         COM         45865V100   23,132       335,000  SH         SHARED      1,2           335,000
LEVEL 3 COMMUNICATIONS INC           COM         52729N100    7,770     1,500,000  SH         SHARED      1,2         1,500,000
LIVE NATION INC                      COM         538034109   35,964     1,812,700  SH         SHARED      1,2         1,812,700
NCR CORP NEW                         COM         62886E108   37,398       894,900  SH         SHARED      1,2           894,900
NUVEEN INVTS INC                     CL A        67090F106   34,201       710,300  SH         SHARED      1,2           710,300
PHH CORP                           COM NEW       693320202   24,511       918,000  SH         SHARED      1,2           918,000
RELIANT ENERGY INC                   COM         75952B105    7,406       700,000  SH         SHARED      1,2           700,000
SEACOR HOLDINGS INC                  COM         811904101   13,575       171,400  SH         SHARED      1,2           171,400
SMURFIT-STONE CONTAINER CORP         COM         832727101   18,116     1,335,000  SH         SHARED      1,2         1,335,000
TEMPLE INLAND INC                    COM         879868107   28,352       636,400  SH         SHARED      1,2           636,400
TESCO CORP                           COM         88157K101   26,045     1,367,900  SH         SHARED      1,2         1,367,900
WENDYS INTL INC                      COM         950590109   32,327       520,900  SH         SHARED      1,2           520,900
SHIP FINANCE INTERNATIONAL L         SHS         G81075106      340        19,794  SH         SHARED      1,2            19,794



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